Stockholders' Equity - Summary of Non-controlling Interests (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	R$ 13,166	R$ 12,232
Net Income	365	319	R$ 416
Itau CorpBanca [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	11,255	10,117
Net Income	219	119
Itau Corpbanca Colombia S.A. [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	1,198	1,231
Net Income	(41)	22
Financeira Itau CBD S.A. Credito, Financiamento e Investimento [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	327	519
Net Income	92	119
Banco Itau Consignado S.A. [Member]
Disclosure of noncontrolling interests [Line Items]
Net Income		(20)
Luizacred S.A. Sociedade de Credito, Financiamento e Investimento [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	294	275
Net Income	69	51
Others [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	92	90
Net Income	R$ 26	R$ 28